LEASE LIABILITIES - Changes in lease liabilities (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
LEASE LIABILITIES
Balance at beginning of year	$ 346.1	$ 158.3
Lease obligations financing right-of-use assets	158.8	56.9
Business acquisitions		226.2
Repayments	(126.2)	(94.8)
Other	(0.2)	(0.5)
Balance at end of year	378.5	346.1
Less current portion	(108.5)	(99.3)
Lease liabilities, non-current	$ 270.0	$ 246.8
Bottom of range
LEASE LIABILITIES
Interest rates on lease liabilities (as a percent)	1.90%	1.90%
Top of range
LEASE LIABILITIES
Interest rates on lease liabilities (as a percent)	9.00%	9.00%
Affiliated Entity
LEASE LIABILITIES
Balance at beginning of year	$ 20.1
Balance at end of year	$ 15.8	$ 20.1